Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Income tax provision		$ 807,000	$ 0
Increase to accounts payable		866,000	$ (1,716,000)	$ 442,000	$ 1,886,000
Accounts Receivable, Allowance for Credit Loss				649	386
Goodwill, Impairment Loss					0
Impairments of intangible assets				0	0
Unbilled Revenues [Member]
Subsidiary, Sale of Stock [Line Items]
Unbilled Contracts Receivable				$ 173	$ 634
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Subsidiary, Sale of Stock [Line Items]
Concentration Risk, Percentage				10.00%	10.00%
Revision of Prior Period, Error Correction, Adjustment [Member]
Subsidiary, Sale of Stock [Line Items]
Decrease in contingent consideration				$ 8,726
Decrease to accounts receivable				101
Decrease to other current assets				144
Decrease to property and equipment, net				418
Decrease to other non-current assets				48
Increase to accounts payable				253
Increase to other non-current liabilities				389
Increase to long-term contingent consideration				7,373
ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs paid		397,461
Unrecognized tax benefits	$ 0	0		0
Unrecognized tax benefits accrued for interest and penalties	0	0		0
Investments held in the Trust Account	345,011,697	345,011,697		$ 0
Income tax provision	0	0
Maximum [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Subsidiary, Sale of Stock [Line Items]
Concentration Risk, Percentage				19.00%
Minimum [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Subsidiary, Sale of Stock [Line Items]
Concentration Risk, Percentage					12.00%
Minimum [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Cash insured with federal depository insurance corporation	$ 250,000	$ 250,000
Class A common stock | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares outstanding	34,500,000	34,500,000		0
Initial Public Offering | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issuance costs		$ 18,735,887
Offering costs paid		755,071
Offering costs		19,490,958
Transaction costs allocated to the Warrants		$ 755,071